BUSINESS ACQUISITIONS (Details) - USD ($)	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 429,225	$ 549,368	$ 421,372
Semprae Laboratories Inc [Member]
Business Acquisition [Line Items]
Cash	3,749
Accounts receivable	78,445
Inventory	180,441
Prepaid expenses	16,362
Property and equipment	78,973
Customer contracts	611,119
Patents	99,894
Trademarks	160,278
Goodwill	429,225
Accounts Payable	(105,804)
Debt	(343,500)
Net Purchase Price Consideration	1,209,182
Fair value of common stock issued to Semprae shareholders, net of shares to be returned from escrow	900,909
Fair Market Value of Royalty	$ 308,273